INCOME TAXES - Schedule of movement in net deferred income tax liability (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Movements in the net deferred income tax liability
Recognized on Maritime Acquisition	$ (84,041,870)
Recognized in net income	394,570
Balance, end of year	$ (83,647,300)